UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small-Cap Core Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1. Schedule of Investments

Dryden Small Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.4%

Distributors 0.2%
15,400	Building Material Holdings Corp.	$366,982

Diversified Consumer Services 0.9%
14,700	Bright Horizons Family Solutions, Inc.(a)(b)	575,799
1,500	ITT Educational Services, Inc.(a)	116,400
4,800	Pre-Paid Legal Services, Inc.(a)(b)	186,624
9,500	Universal Technical Institute, Inc.(a)(b)	224,675
5,600	Vertrue, Inc.(a)	260,344

		1,363,842

Hotels, Restaurants & Leisure 3.6%
8,250	Brinker International, Inc.	260,288
700	Buffalo Wild Wings, Inc.(a)	35,616
18,200	California Pizza Kitchen, Inc.(a)(b)	648,830
13,000	CBRL Group, Inc.(b)	609,570
22,200	CEC Entertainment, Inc.(a)	938,838
2,600	IHOP Corp.	138,320
24,000	Jack in the Box, Inc.(a)	1,482,959
16,900	Landry’s Restaurants, Inc.	506,155
10,500	O’Charleys, Inc.(a)	223,020
15,700	Papa John’s International, Inc.(a)	433,634
7,100	Red Robin Gourmet Burgers, Inc.(a)	253,825
2,600	Sonic Corp.(a)	57,746
5,500	Town Sports International Holdings, Inc.(a)	108,350

		5,697,151

Household Durables 1.2%
13,800	Ethan Allen Interiors, Inc.(b)	519,846
700	NVR, Inc.(a)(b)	484,764
27,000	Standard-Pacific Corp.	740,880
8,400	Tupperware Brands Corp.	195,972

		1,941,462

Internet & Catalog Retail 0.6%
7,900	Blue Nile, Inc.(a)(b)	292,379
6,400	Nutri/System, Inc.(a)(b)	281,920
9,100	PetMed Express, Inc.(a)	107,562
7,000	Priceline.com, Inc.(a)(b)	298,340

		980,201

Leisure Equipment & Products 1.3%
18,300	Jakks Pacific, Inc.(a)	370,941

8,600	Polaris Industries, Inc.(b)	402,136
35,293	Pool Corp.(b)	1,291,724

		2,064,801

Media 0.1%
6,450	ADVO, Inc.	211,431

Multi-line Retail 0.1%
2,500	Dollar Tree Stores, Inc.(a)	78,650

Specialty Retail 5.0%
10,000	Cato Corp. (The) (Class A)	225,700
1,600	Children’s Place Retail Stores, Inc. (The)(a)(b)	86,736
24,300	Dress Barn, Inc.(a)	546,021
5,900	Genesco, Inc.(a)	232,401
10,400	Group 1 Automotive, Inc.	551,200
30,000	Gymboree Corp.(a)	1,298,700
25,250	Hibbett Sporting Goods, Inc.(a)	810,778
38,050	Men’s Wearhouse, Inc. (The)	1,633,866
21,100	Midas, Inc.(a)	477,493
56,200	Select Comfort Corp.(a)(b)	1,036,328
13,800	Sonic Automotive, Inc.	432,630
16,000	Tween Brands, Inc.(a)	547,040
600	Zale Corp.(a)	16,512

		7,895,405

Textiles, Apparel & Luxury Goods 3.4%
28,650	Brown Shoe Co., Inc.	1,557,128
4,800	Deckers Outdoor Corp.(a)(b)	279,888
40,000	Fossil, Inc.(a)(b)	900,400
12,900	Kellwood Co.	423,120
17,600	K-Swiss, Inc. (Class A)	556,512
5,100	Oxford Industries, Inc.	243,729
23,400	Phillips-Van Heusen	1,290,510
7,600	Wolverine World Wide, Inc.	233,852

		5,485,139

CONSUMER STAPLES 3.7%

Food & Staples Retailing 0.3%
7,900	Casey’s General Stores, Inc.	201,608
1,900	Great Atlantic & Pacific Tea Co.(b)	54,853
9,300	Nash Finch Co.(b)	268,584

		525,045

Food Products 1.8%
28,200	Corn Products International, Inc.	965,850
2,400	J&J Snack Foods Corp.	99,072
22,500	Peet’s Coffee & Tea, Inc.(a)	581,625
10,700	Ralcorp Holdings, Inc.(a)	592,138
13,000	Sanderson Farms, Inc.	411,060
6,900	TreeHouse Foods, Inc.(a)	205,689

		2,855,434

Household Products 0.1%
2,700	WD-40 Co.	88,911

Personal Products 1.5%
6,200	Chattem, Inc.(a)(b)	356,128
25,800	NBTY, Inc.(a)	1,337,730
18,500	Playtex Products, Inc.(a)	260,480
9,700	USANA Health Sciences, Inc.(a)(b)	514,876

		2,469,214

ENERGY 6.6%

Energy Equipment & Services 4.1%
3,400	Atwood Oceanics, Inc.(a)	164,458
9,800	Complete Production Services, Inc.(a)	194,726
2,300	Gulf Island Fabrication, Inc.	83,444
17,900	Hydril(a)	1,415,890
14,500	Lufkin Industries, Inc.	867,825
4,800	Oceaneering International, Inc.(a)	189,456
2,000	Parker Drilling Co.(a)	18,520
13,500	SEACOR Holdings, Inc.(a)(b)	1,366,605
6,600	Tidewater, Inc.(b)	340,362
19,700	Unit Corp.(a)	955,056
19,500	W-H Energy Services, Inc.(a)	884,910

		6,481,252

Oil, Gas & Consumable Fuels 2.5%
5,938	Cimarex Energy Co.	222,538
16,500	Edge Petroleum Corp.(a)	244,365
35,600	Frontier Oil Corp.	1,011,396
7,300	Helix Energy Solutions Group, Inc.(a)	234,841
13,400	Massey Energy Co.(b)	317,446
10,600	Petroleum Development Corp.(a)	543,038
8,900	St. Mary Land & Exploration Co.	320,311
26,100	Swift Energy Co.(a)	1,157,274

		4,051,209

FINANCIAL 15.3%

Capital Markets 1.1%
12,600	Knight Capital Group, Inc. (Class A)(a)	227,682
6,300	MCG Capital Corp.	124,551
15,900	Piper Jaffray Cos., Inc.(a)(b)	1,096,146
12,349	SWS Group, Inc.	311,565

		1,759,944

Commercial Banks 4.8%
7,400	Centennial Bank Holdings, Inc.(a)	65,564
15,100	Central Pacific Financial Corp.	590,107
1,400	Chittenden Corp.	42,644

23,755	Citizens Banking Corp.	582,235
10,400	Community Bank System, Inc.	235,664
6,600	East West Bancorp, Inc.	253,440
1,500	First Community Bancorp	79,950
8,850	First Midwest Bancorp, Inc.	332,229
1,000	First Republic Bank	53,720
19,500	Hanmi Financial Corp.	399,360
11,525	Independent Bank Corp.	254,357
20,400	Irwin Financial Corp.	445,332
24,800	Nara Bancorp, Inc.	486,824
10,300	Oriental Financial Group	132,046
4,000	Pinnacle Financial Partners, Inc.(a)	127,280
12,700	PrivateBankcorp, Inc.	474,853
3,800	Prosperity Bancshares, Inc.	133,000
11,590	Provident Bankshares Corp.	410,750
17,900	South Financial Group, Inc. (The)(b)	462,536
9,500	Sterling Financial Corp.	315,115
19,600	Susquehanna Bancshares, Inc.	494,704
2,700	Umpqua Holdings Corp.	76,815
10,600	United Bankshares, Inc.	387,112
12,000	Whitney Holding Corp.	379,680
9,300	Wintrust Financial Corp.	425,847

		7,641,164

Consumer Finance 1.1%
9,100	Cash America International, Inc.	388,661
24,300	First Cash Financial Services, Inc.(a)	570,564
3,300	United PanAm Financial Corp.(a)	46,365
15,800	World Acceptance Corp.(a)(b)	695,358

		1,700,948

Diversified Financial Services 0.3%
5,150	Financial Federal Corp.	147,290
7,000	Portfolio Recovery Associates, Inc.(a)(b)	304,290

		451,580

Insurance 2.2%
1,350	Delphi Financial Group, Inc. (Class A)	53,244
15,400	LandAmerica Financial Group, Inc.(b)	971,124
10,300	Presidential Life Corp.	223,819
4,300	RLI Corp.	237,962
12,500	Safety Insurance Group, Inc.	610,500
4,500	SeaBright Insurance Holdings, Inc.(a)	81,045
7,400	Selective Insurance Group, Inc.	380,730
6,000	Stewart Information Services Corp.	252,240
14,000	Zenith National Insurance Corp.	639,800

		3,450,464

Real Estate Investment Trust (REIT) 3.5%
11,800	Affordable Residential Communities, Inc.(a)(b)	129,328
5,400	American Home Mortgage Investment Corp.(b)	188,676
9,100	Anthracite Capital, Inc.	124,397
7,400	Ashford Hospitality Trust, Inc.	91,094

14,500	Colonial Properties Trust	712,675
18,300	Entertainment Properties Trust	1,186,938
25,300	IMPAC Mortgage Holdings, Inc.	218,086
3,900	Lexington Corporate Properties Trust	82,992
1,700	Mid-America Apartment Communities, Inc.	102,204
42,500	National Retail Properties, Inc.(b)	1,009,375
21,650	New Century Financial Corp.(b)	655,346
9,900	Parkway Properties, Inc.	543,015
4,300	Ramco-Gershenson Properties	161,078
4,700	Resource Capital Corp.	87,702
9,400	Senior Housing Properties Trust	244,588
5,300	Thornburg Mortgage, Inc.(b)	142,570

		5,680,064

Thrifts & Mortgage Finance 2.3%
41,000	Bankunited Financial Corp.	1,131,190
8,425	Dime Community Bancshares	113,148
13,100	Downey Financial Corp.	937,174
16,000	FirstFed Financial Corp.(a)(b)	1,103,200
9,100	Flagstar Bancorp, Inc.	132,041
4,900	MAF Bancorp, Inc.	220,206

		3,636,959

HEALTHCARE 11.7%

Biotechnology 0.8%
4,500	Digene Corp.(a)	231,525
13,600	PDL Biopharma, Inc.(a)(b)	278,936
25,100	Savient Pharmaceuticals, Inc.(a)	374,743
6,800	United Therapeutics Corp.(a)(b)	364,480

		1,249,684

Healthcare Equipment & Supplies 4.6%
2,700	Arthrocare Corp.(a)	99,630
5,500	Biosite, Inc.(a)	296,340
5,600	Conmed Corp.(a)	135,520
2,300	ICU Medical, Inc.(a)	90,735
13,900	IDEXX Laboratories, Inc.(a)	1,192,759
25,900	Immucor, Inc.(a)	816,886
21,900	Integra LifeSciences Holdings Corp.(a)(b)	942,795
600	Invacare Corp.	12,954
28,400	Mentor Corp.(b)	1,448,116
6,600	Meridian Bioscience, Inc.	195,690
14,200	Palomar Medical Technologies, Inc.(a)(b)	706,592
27,100	PolyMedica Corp.(b)	1,085,084
600	Respironics, Inc.(a)	25,560
4,500	Vital Signs, Inc.	234,000

		7,282,661

Healthcare Providers & Services 3.1%
23,400	Amedisys, Inc.(a)	756,288
6,700	AMERIGROUP Corp.(a)	242,942
35,900	AmSurg Corp.(a)	789,800

1,300	Centene Corp.(a)	32,396
3,700	Chemed Corp.	135,050
1,800	Genesis HealthCare Corp.(a)	110,196
11,900	Healthways, Inc.(a)	540,379
3,900	LCA-Vision, Inc.(b)	151,008
2,400	LifePoint Hospitals, Inc. (a)	81,552
16,200	Matria Healthcare, Inc.(a)	447,606
15,000	Odyssey Healthcare, Inc.(a)(b)	186,150
2,900	Owens & Minor, Inc.	97,005
1,800	Pediatrix Medical Group, Inc.(a)	94,572
4,000	Rehabcare Group, Inc.(a)	60,720
30,800	Sierra Health Services, Inc.(a)	1,238,160

		4,963,824

Healthcare Technology 1.1%
32,800	Cerner Corp.(a)(b)	1,473,704
22,900	Dendrite International, Inc.(a)	249,839

		1,723,543

Life Sciences, Tools & Services 0.7%
8,100	Charles River Laboratories International, Inc.(a)	364,500
12,700	Dionex Corp.(a)	754,634

		1,119,134

Pharmaceuticals 1.4%
24,900	Alpharma, Inc. (Class A)	685,995
4,100	MGI Pharma, Inc.(a)	78,802
33,500	Noven Pharmaceuticals, Inc.(a)	916,560
25,500	Sciele Pharma, Inc.(a)(b)	605,625

		2,286,982

INDUSTRIALS 18.1%
Aerospace & Defense 2.3%
24,100	Armor Holdings, Inc.(a)(b)	1,458,050
20,600	Ceradyne, Inc.(a)(b)	1,114,048
1,700	Moog, Inc. (Class A)(a)	66,283
14,600	Teledyne Technologies, Inc.(a)	556,990
8,900	Triumph Group, Inc.(b)	500,180

		3,695,551

Air Freight & Logistics 0.8%
2,500	Forward Air Corp.	78,450
39,600	HUB Group, Inc.(a)	1,182,456

		1,260,906

Airlines 0.5%
28,200	SkyWest, Inc.	765,348

Building Products 1.9%
15,590	Griffon Corp.(a)	401,598

28,300	Lennox International, Inc.	858,622
21,900	NCI Buildings Systems, Inc.(a)(b)	1,246,548
9,500	Universal Forest Products, Inc.	464,550

		2,971,318

Commercial Services & Supplies 3.9%
11,400	ABM Industries, Inc.	294,576
16,900	Administaff, Inc.	691,886
15,800	Bowne & Co., Inc.	237,632
5,300	Brady Corp. (Class A)	198,485
1,600	Central Parking Corp.	31,872
3,200	Healthcare Services Group	92,544
19,100	Heidrick & Struggles International, Inc.(a)	834,097
9,600	Herman Miller, Inc.	360,960
24,900	Interface, Inc. (Class A)(a)	378,978
13,200	John H. Harland Co.(b)	665,016
11,800	ON Assignment, Inc.(a)	152,338
21,000	School Specialty, Inc.(a)(b)	817,950
25,400	Spherion Corp.(a)	209,042
10,400	United Stationers, Inc.(a)	529,984
12,300	Viad Corp.	515,862
3,750	Volt Information Sciences, Inc.(a)	132,600
2,500	Waste Connections, Inc.(a)(b)	108,925

		6,252,747

Construction & Engineering 0.5%
2,500	Granite Construction, Inc.	133,900
2,400	Perini Corp.(a)	72,528
14,900	URS Corp.(a)	640,253

		846,681

Electrical Equipment 2.4%
25,200	Acuity Brands, Inc.	1,461,852
31,900	Belden CDT, Inc.(b)	1,379,675
14,100	Regal-Beloit Corp.	709,512
7,400	Woodward Governor Co.	309,616

		3,860,655

Industrial Conglomerates 0.1%
5,000	Tredegar Corp.	114,850

Machinery 4.4%
3,000	Barnes Group, Inc.	64,260
26,200	EnPro Industries, Inc.(a)	865,910
38,300	Gardner Denver, Inc.(a)	1,476,465
8,150	IDEX Corp.	422,985
8,200	Kaydon Corp.	353,420
27,600	Manitowoc Co., Inc. (The)	1,431,336
17,500	Mueller Industries, Inc.	569,975
4,800	Robbins & Myers, Inc.	208,704
21,700	Toro Co.(b)	1,112,559
8,700	Valmont Industries, Inc.	482,589

		6,988,203

Road & Rail 0.6%
18,500	Arkansas Best Corp.	707,070
9,300	Knight Transportation, Inc.(b)	174,840
4,500	Old Dominion Freight Line(a)	125,010

		1,006,920

Trading Companies & Distributors 0.7%
36,750	Applied Industrial Technologies, Inc.(b)	901,110
7,700	Kaman Corp. (Class A)	175,483
600	Watsco, Inc.	30,612

		1,107,205

INFORMATION TECHNOLOGY 16.6%

Communications Equipment 1.5%
3,800	Bel Fuse, Inc.	123,424
14,300	Black Box Corp.	587,444
59,100	C-COR, Inc.(a)	809,079
26,500	Harmonic, Inc.(a)	239,825
2,800	Inter-Tel, Inc.	63,364
16,200	Mastec, Inc.(a)	182,250
200	Polycom, Inc.(a)	6,724
2,800	Tekelec, Inc.(a)	43,120
11,400	Viasat, Inc.(a)	375,858

		2,431,088

Computers & Peripherals 0.4%
10,400	Brocade Communications Systems, Inc.(a)	89,232
2,900	Emulex Corp.(a)	51,475
7,200	Komag, Inc.(a)	245,664
26,500	Novatel Wireless, Inc.(a)	299,185

		685,556

Electronic Equipment & Instruments 4.9%
31,700	Agilysys, Inc.	600,715
6,600	Anixter International, Inc.(a)	364,782
1,500	Checkpoint Systems, Inc.(a)	28,185
1,600	CTS Corp.	24,800
33,900	Daktronics, Inc.	1,171,923
14,700	Flir Systems, Inc.(a)	454,377
5,700	Gerber Scientific, Inc.(a)	70,281
900	Global Imaging Systems, Inc.(a)	17,325
18,100	Insight Enterprises, Inc.(a)	367,973
24,000	Itron, Inc.(a)(b)	1,383,360
8,000	LoJack Corp.(a)	143,440
44,500	Methode Electronics, Inc. (Class A)	489,945
16,500	MTS Systems Corp.	705,705
8,600	Park Electrochemical Corp.	229,534
18,000	Paxar Corp.(a)	395,640
3,500	Rogers Corp.(a)	180,880
46,600	Technitrol, Inc.(b)	1,026,132

1,600	Trimble Navigation Ltd.(a)	90,528

		7,745,525

Internet Software & Services 0.8%
8,600	Digital Insight Corp.(a)	334,454
10,700	Travelzoo, Inc.(a)(b)	326,992
30,200	Websense, Inc.(a)	653,830

		1,315,276

IT Consulting & Services 1.3%
9,900	eFunds Corp.(a)	264,528
2,000	Gevity HR, Inc.	44,140
14,800	Global Payments, Inc.	558,848
39,600	Talx Corp.	1,261,656

		2,129,172

Semiconductors & Semiconductor Equipment 3.0%
50,500	Advanced Energy Industries, Inc.(a)	875,165
37,300	ATMI, Inc.(a)(b)	1,247,312
54,100	Brooks Automation, Inc.(a)	753,072
4,900	Cymer, Inc.(a)	206,927
15,700	DSP Group, Inc.(a)	329,386
6,500	Pericom Semiconductor Corp.(a)	64,805
53,600	Skyworks Solutions, Inc.(a)(b)	352,152
24,600	Supertex, Inc.(a)(b)	918,564

		4,747,383

Software 4.7%
32,800	Altiris, Inc.(a)	1,073,544
17,900	ANSYS, Inc.(a)(b)	893,031
20,100	FactSet Research Systems, Inc.	1,167,408
1,000	Fair Isaac Corp.	39,820
19,950	Hyperion Solution Corp.(a)	842,289
13,200	JDA Software Group, Inc.(a)	211,200
29,200	Kronos, Inc.(a)	1,109,600
23,700	Manhattan Associates, Inc.(a)	665,259
6,500	MicroStrategy, Inc. (Class A)(a)(b)	789,230
12,800	Synopsys, Inc.(a)(b)	340,480
11,400	THQ, Inc.(a)	345,420

		7,477,281

MATERIALS 6.4%

Chemicals 1.4%
17,800	Georgia Gulf Corp.	370,418
11,200	MacDermid, Inc.	388,528
26,300	OM Group, Inc.(a)	1,285,018
20,300	PolyOne Corp.(a)	148,799

		2,192,763

Construction Materials 0.7%
8,700	Eagle Materials, Inc.	429,693
17,100	Headwaters, Inc.(a)(b)	388,512
3,700	Texas Industries, Inc.	271,654

		1,089,859

Containers & Packaging 0.8%
21,200	Caraustar Industries, Inc.(a)	168,752
23,000	Myers Industries, Inc.	396,060
20,200	Rock-Tenn Co. (Class A)	660,944

		1,225,756

Metals & Mining 3.3%
3,300	Carpenter Technology Corp.	386,430
18,600	Century Aluminum Co.(a)(b)	847,788
35,200	Chaparral Steel Co.(b)	1,805,056
12,500	Cleveland-Cliffs, Inc.(b)	683,250
13,400	Commercial Metals Co.	363,274
20,275	Quanex Corp.(b)	794,577
8,300	Reliance Steel & Aluminum Co.	345,612
4,200	Ryerson, Inc.(b)	131,754

		5,357,741

Paper & Forest Products 0.2%
7,800	Neenah Paper, Inc.	266,214
3,400	Schweitzer-Mauduit International, Inc.	82,586

		348,800

TELECOMMUNICATION SERVICES 0.3%

Diversified Telecommunication Services 0.3%
9,400	Commonwealth Telephone Enterprises, Inc.	397,056
9,300	General Communication, Inc.(a)	143,778

		540,834

UTILITIES 4.4%

Electric Utilities 0.6%
5,800	Allete, Inc.(b)	278,922
1,300	Central Vermont Public Service Corp.	32,552
23,800	El Paso Electric Co.(a)	578,340

		889,814

Gas Utilities 3.3%
37,700	Atmos Energy Corp.	1,177,748
29,000	Energen Corp.	1,342,120
2,700	Laclede Group, Inc. (The)	87,696
2,400	New Jersey Resources Corp.	111,840
2,600	Northwest Natural Gas Co.	105,794
6,500	South Jersey Industries, Inc.	214,760
30,925	Southern Union Co.	860,024
3,500	Southwest Gas Corp.	137,375

	45,000	UGI Corp.	1,233,450

			5,270,807

Multi-Utilities 0.1%
	9,400	Avista Corp.	236,410

Water Utilites 0.4%
	17,400	American States Water Co.	681,906

		Total long-term investments (cost $117,243,821)	158,739,435

Principal Amount (000)
SHORT-TERM INVESTMENTS 26.0%

U.S. Government Security 0.1%
	$100	United States Treasury Bill 4.80% , 3/15/2007 (cost $99,440) (c)(d)	99,423

Shares
Affiliated Money Market Mutual Fund 25.9%
	41,276,151	Dryden Core Investment Fund—Taxable Money Market Series (cost $41,276,151; includes $40,932,843 of cash collateral received for securities on loan)(e)(f)	41,276,151

		Total short-term investments (cost $41,375,591)	41,375,574

		Total Investments 125.5% (cost $158,619,412)(g)	200,115,009
		Liabilities in excess of other assets(h) (25.5%)	(40,699,498)

		Net Assets 100.0%	$159,415,511

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $39,603,057; cash collateral of $40,932,843 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$158,705,421	$42,398,239	$988,651	$41,409,588

(h)	Includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value At January 31,2007	Unrealized Appreciation
	Long Position :
2	Russell 2000 Index Futures	March 2007	$790,750	$804,400	$13,650

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Small-Cap Core Equity Fund, Inc.

By (Signature and Title)* /s/Deborah A. Docs

Deborah A. Docs

Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title)* /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.